Share-based Payments - Schedule of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	16,956,590	17,793,881	13,414,118	10,916,086
Wtd Average Exercise Price (in GBP per share)	£ 2.29	£ 2.31	£ 2.58	£ 1.81
Weighted average remaining contractual life of outstanding share options	7 years 2 months 12 days	8 years 10 days	8 years 3 months 14 days	8 years 4 months 17 days
0.01
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 0.01
Number of share options (in shares) | shares	439,490
Wtd Average Exercise Price (in GBP per share)	£ 0
Weighted average remaining contractual life of outstanding share options	5 years 9 months 3 days
1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	4,989,572
Wtd Average Exercise Price (in GBP per share)	£ 1.54
Weighted average remaining contractual life of outstanding share options	5 years 7 months 20 days
2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	6,664,028
Wtd Average Exercise Price (in GBP per share)	£ 2.25
Weighted average remaining contractual life of outstanding share options	8 years 6 months 18 days
3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	4,863,500
Wtd Average Exercise Price (in GBP per share)	£ 3.33
Weighted average remaining contractual life of outstanding share options	7 years 1 month 6 days
Bottom of range | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 1.00
Bottom of range | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	2.00
Bottom of range | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	3.00
Top of range | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	2.00
Top of range | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	3.00
Top of range | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 4.00